Property, Plant and Equipment (Narrative) (Details) - Facilities In Israel [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, property, plant and equipment	the estimated useful life of the said assets was extended by 2‑5 years, effective from January 2023.
Depreciation expenses	$ 16
Changes in inventory	$ 3